Fair Value of Assets and Liabilities - Change in unrealized gains and losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 0	$ 2	$ 16
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(24)	(52)	57
Total included in net income	(24)	(50)	73
Changes in unrealized net capital gains and losses reported in OCI	(5)
Contractholder funds: Derivatives embedded in life and annuity contracts
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(24)	(52)	57
Net investment income
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	(8)	(2)	0
Realized capital gains and losses
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	8	4	16
Contract benefits
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	(1)	7	(5)
Interest credited to contractholder funds
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets and liabilities still held at the balance sheet date	(23)	(59)	62
Municipal
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	1	1	0
Changes in unrealized net capital gains and losses reported in OCI	2
Corporate - public
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	0	0	0
Changes in unrealized net capital gains and losses reported in OCI	0
Corporate - privately placed
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	2	0	0
Changes in unrealized net capital gains and losses reported in OCI	(7)
Total fixed income securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	3	1	0
Equity securities
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(3)	2	16
Free-standing derivatives, net
Gains (losses) included in net income for Level 3 assets and liabilities:
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	$ 0	$ (1)	$ 0